Federal Life Variable Annuity Account A
(A Unit Investment Trust)
Annual Report
December 31, 2024
Annual Report of
Federal Life Variable Annuity Account A
Prepared and Provided by:
Federal Life Insurance Company
1 Overlook Point, Suite 265
Lincolnshire, Illinois 60069


This report is submitted for the general information of owners of Federal Life* Variable Annuity Account A contracts. The report is not authorized for distribution to prospective* purchasers of variable annuity contracts unless it is accompanied by an effective prospectus.


Federal Life Variable Annuity Account A
(A Unit Investment Trust)
Annual Report
December 31, 2024
Contents
Statement of Assets and Liabilities
1-2
Statements of Operations and Changes in Net Assets
3-5
Notes to Financial Statements
6-15
Report of Independent Registered Public Accounting Firm
16
Report of Independent Registered Public Accounting Firm on
Internal Controls Required by the SEC under Form N-CEN
17-18


Federal Life Variable Annuity Account A
Statement of Assets and Liabilities
December 31, 2024
Assets:
Investments at Fair Value (Note B)
Vanguard Wellesley Income Fund
Number of Shares
Share Value
Total Value
Admiral Class Non-Qualified Shares (Cost $1,131,320)
22,632.220
$	59.99
$	1,357,707
Vanguard Long-Term Corporate Fund



Investor Class Qualified Shares (Cost $27)
6.185
$	7.53
47
Admiral Class Non-Qualified Shares (Cost $644,780)
68,698.631
$	7.53
517,301
Vanguard Windsor Fund



Admiral Class Qualified Shares (Cost $533,825)
14,573.636
$	70.64
1,029,482
Admiral Class Non-Qualified Shares (Cost $6,958,185)
221,343.954
$	70.64
15,635,737
Vanguard Wellington Fund



Admiral Class Qualified Shares (Cost $77,899)
2,303.080
$	73.95
170,313
Admiral Class Non-Qualified Shares (Cost $4,249,210)
112,183.594
$	73.95
8,295,977
Vanguard U.S. Growth Fund



Admiral Class Qualified Shares (Cost $24,683)
539.717
$	185.04
99,869
Admiral Class Non-Qualified Shares (Cost $1,292,299)
21,045.873
$	185.04
3,894,328
Vanguard Federal Money Market Fund



Investor Class Qualified Shares (Cost $255,833)
255,833.310
$	1.00
255,833
Investor Class Non-Qualified Shares (Cost $768,141)
768,141.240
$	1.00
768,141
Total Investments


32,024,735
Funds held by Federal Life Insurance Company


383,501
Total Assets


32,408,236
Liabilities
Total Liabilities


-
Total Net Assets Attributable to Variable Annuity Contract Owners


$	32,408,236

See notes to financial statements.
1


Federal Life Variable Annuity Account A
Statement of Assets and Liabilities (Continued)
December 31, 2024
Net Assets Attributable to Variable Annuity Contract Owners
Vanguard Wellesley Income Fund
Number of Units
Unit Value
Total Value
Admiral Class Non-Qualified Accumulation Units
29,098.899
$	46.49
$	1,352,779
Vanguard Long-Term Corporate Fund



Investor Class Qualified Accumulation Units
0.000
$	21.74
0
Admiral Class Non-Qualified Accumulation Units
23,142.867
$	22.44
519,376
Vanguard Windsor Fund



Admiral Class Qualified Accumulation Units
5,724.021
$	169.06
967,704
Reserve for Payout Annuity


559,221
Admiral Class Non-Qualified Accumulation Units
131,995.645
$	118.03
15,579,322
Vanguard Wellington Fund



Admiral Class Qualified Accumulation Units
2,248.605
$	75.42
169,589
Admiral Class Non-Qualified Accumulation Units
109,251.997
$	75.42
8,239,754
Vanguard U.S. Growth Fund



Admiral Class Qualified Accumulation Units
397.831
$	228.65
90,965
Admiral Class Non-Qualified Accumulation Units
17,126.919
$	228.65
3,916,104
Vanguard Federal Money Market Fund



Investor Class Qualified Accumulation Units
52,072.321
$	4.90
255,202
Investor Class Non-Qualified Accumulation Units
154,709.873
$	4.90
758,220
Total Assets Attributable to Variable Annuity Contract Owners


$	32,408,236



See notes to financial statements.
2


Federal Life Variable Annuity Account A
Statements of Operations and Changes in Net Assets
For the Years Ended December 31, 2024 and 2023

Vanguard Wellesley Income Fund
Admiral Class	Admiral Class
Non-Qualified	Non-
Qualified
2024	2023
Income - Reinvested dividends
$	56,367
$	44,511
Expense - Mortality and expense
11,364
10,620
Net investment income
45,003
33,891
Net realized gain (loss) on investments
30,559
17,051
Net unrealized gain (loss) on investments
(10,268)
25,851
Increase (decrease) in net assets from
operations
65,294
76,793
Transfers, purchases, and redemptions
(28,801)
(12,411)
Increase (decrease) in net assets
36,493
64,382
Net assets, beginning of year
1,316,286
1,251,904
Net assets, end of year
$	1,352,779
$	1,316,286


Investor Class
Qualified
2024
Vanguard Long-Term Corporate Fund
Investor Class	Admiral Class
Qualified	Non-Qualified
2023	2024
Admiral Class
Non-Qualified
2023
Income - Reinvested dividends
$	2
$
2
$	25,934
$	24,370
Expense - Mortality and expense
0

0
4,535
4,301
Net investment income
2

2
21,399
20,069
Net realized gain (loss) on investments
0

0
0
0
Net unrealized gain (loss) on investments
(2)

(2)
(40,265)
21,857
Increase (decrease) in net assets from
operations
0

0
(18,866)
41,926
Transfers, purchases, and redemptions
0

0
0
0




..
..
Increase (decrease) in net assets
0

0
(18,866)
41,926
Net assets, beginning of year
0

0
538,242
496,316
Net assets, end of year
$	0
$
0
$	519,376
$	538,242

See notes to financial statements.
3


Federal Life Variable Annuity Account A
Statements of Operations and Changes in Net Assets (Continued)
For the Years Ended December 31, 2024 and 2023

Admiral Class
Qualified
2024
Vanguard Windsor Fund
Admiral Class	Admiral Class
Qualified	Non-
Qualified
2023	2024
Admiral Class
Non-Qualified
2023
Income - Reinvested dividends
$	30,613
$	39,309
$	462,947
$	608,190
Expense - Mortality and expense
8,152
7,509
131,550
117,605
Net investment income
22,461
31,800
331,397
490,585
Net realized gain (loss) on investments
85,824
35,564
1,305,148
548,635
Net unrealized gain (loss) on investments
(24,373)
89,358
(314,660)
806,520
Increase (decrease) in net assets from
operations
83,912
156,722
1,321,885
1,845,740
Transfers, purchases, and redemptions
(23,103)
(34,850)
(592,976)
(533,026)
Increase (decrease) in net assets
60,809
121,872
728,909
1,312,714
Net assets, beginning of year
1,466,116
1,344,244
14,850,413
13,537,699
Net assets, end of year
$	1,526,925
$	1,466,116
$	15,579,322
$	14,850,413


Admiral Class
Qualified
2024
Vanguard Wellington Fund
Investor Class	Admiral Class
Qualified	Non-
Qualified
2023	2024
Admiral Class
Non-Qualified
2023
Income - Reinvested dividends
$	4,406
$	3,334
$	214,432
$	162,072
Expense - Mortality and expense
1,374
1,158
66,668
56,152
Net investment income
3,032
2,176
147,764
105,920
Net realized gain (loss) on investments
12,509
5,352
609,313
260,131
Net unrealized gain (loss) on investments
5,152
10,119
247,098
489,675
Increase (decrease) in net assets from
operations
20,693
17,647
1,004,175
855,726
Transfers, purchases, and redemptions
0
0
17,155
(3,953)
Increase (decrease) in net assets
20,693
17,647
1,021,330
851,773
Net assets, beginning of year
148,896
131,249
7,218,424
6,366,651
Net assets, end of year
$	169,589
$	148,896
$	8,239,754
$	7,218,424

See notes to financial statements.
4


Federal Life Variable Annuity Account A
Statements of Operations and Changes in Net Assets (Continued)
For the Years Ended December 31, 2024 and 2023

Admiral Class
Qualified
2024

Vanguard U.S. Growth Fund
Admiral Class	Admiral Class
Qualified	Non-Qualified
2023	2024
Admiral Class
Non-Qualified
2023
Income - Reinvested dividends
$	545
$
318
$	21,239
$	9,636
Expense - Mortality and expense
759

584
28,627
21,707
Net investment gain (loss)
(214)

(266)
(7,388)
(12,071)
Net realized gain (loss) on investments
3,943

0
153,740
0
Net unrealized gain (loss) on investments
19,137

24,785
733,650
921,397
Increase (decrease) in net assets from
operations
22,866

24,519
880,002
909,326
Transfers, purchases, and redemptions
(12,394)

(13,333)
382,597
(134,119)
Increase (decrease) in net assets
10,472

11,186
1,262,599
775,207
Net assets, beginning of year
80,493

69,307
2,653,505
1,878,298
Net assets, end of year
$	90,965
$
80,493
$	3,916,104
$	2,653,505



Investor Class
Qualified
2024
Vanguard Federal Money Market Fund
Investor Class	Investor Class
Qualified	Non-
Qualified
2023	2024
Investor Class
Non-Qualified
2023
Income - Reinvested dividends
$
13,320
$	6,193
$	38,333
$	35,786
Expense - Mortality and expense

2,229
1,000
6,350
6,031
Net investment gain (loss)

11,091
5,193
31,983
29,755
Net realized gain (loss) on investments

0
0
0
0
Net unrealized gain (loss) on investments

54
(68)
(242)
(574)
Increase (decrease) in net assets from
operations

11,145
5,125
31,741
29,181
Transfers, purchases, and redemptions

(12,671)
214,167
0
0
Increase (decrease) in net assets

(1,526)
219,292
31,741
29,181
Net assets, beginning of year

256,728
37,436
726,479
697,298
Net assets, end of year
$	255,202
$	256,728
$	758,220
$	726,479

See notes to financial statements.
5


Federal Life Variable Annuity Account A
Notes to Financial Statements
December 31, 2024
Note A - The Account: Organization and Basis of Presentation
Federal Life Variable Annuity Account A (the Account) is a separate account* of Federal Life Insurance Company (Federal Life). The Account is registered as a unit investment trust under the Investment Company Act of* 1940. The Account is an investment company and follows the accounting and reporting guidance as required under ASC 946, Financial* Services - Investment Companies.
Under applicable insurance law, the assets and liabilities of the Account are* identified and distinguished from Federal Life's other assets and liabilities. The portion of the Account's assets applicable to the* variable annuity contracts is not chargeable with liabilities arising out of any other business Federal Life may conduct.
Net assets allocated to contracts in the payout period are computed according* to the Annuity 2000 Mortality table. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which* case the rate may vary from 3.5% to 7.0%, as regulated by the laws of the respective states. The mortality risk is fully borne by Federal* Life and may result in additional amounts being transferred into the Account by Federal Life to cover greater longevity of annuitants than* expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to Federal Life.
The preparation of the financial statements in conformity with accounting* principles generally accepted in the United States of America
(GAAP) requires management to make estimates and assumptions that affect the* amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.
The Account has evaluated the recognition and disclosure of subsequent events* for its 2024 financial statements through February 21, 2025, the date the financial statements were issued.
Note B - Investments
The Net Asset Value (NAV) of the investments in each mutual fund represents* the fair value of the shares. Investment transactions are accounted for on the trade date. Dividends and short-term capital gain* distributions are recorded as income on the ex-dividend trade date, with the distributions being reinvested. Long-term capital gain distributions* are recorded on the ex-dividend date as the net realized and unrealized gain (loss) by investments, with the distribution being* reinvested. Cost represents the average cost of shares purchased, less redemptions.
The cost of purchases and proceeds from sales of investments for the years* ended December 31 were as follows:

2024

2023

Purchases

Sales
Purchases
Sales
Vanguard Wellesley Income Fund
$	0
$
28,801
$	0
$	12,411
Vanguard Windsor Fund
10,000

626,079
0
567,876
Vanguard Wellington Fund
20,000

2,845
0
3,953
Vanguard U.S. Growth Fund
426,918

56,715
384,106
531,558
Vanguard Federal Money Market Fund
0

12,671
250,000
35,833
Total
$	456,918
$	727,111
$	634,106
$	1,151,631



6


Federal Life Variable Annuity Account A
Notes to Financial Statements (Continued)
December 31, 2024
Note C - Mortality and Expense Assurances
Deductions of 0.00233% per daily valuation period (annual basis of 0.85%) of* the current value of the Account are made to Federal
Life for mortality and expense assurances for the Vanguard Portfolios.
Note D - Federal Income Taxes
The operations of the Account form a part of, and are taxed with, the* operations of Federal Life, which is taxed as a life insurance company under the Internal Revenue Code (IRC). Under the current* provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Account to the extent* the earnings are credited to contract owners. Accordingly, earnings and realized capital gains of the Account attributable to the* contract owners are excluded in the determination of the federal income tax liability of Federal Life, and no charge is being made* to the Account for federal income taxes for these amounts.
Federal Life will review this tax accounting in the event of changes* in tax law. Such changes in the law may result in a charge for federal income taxes.
Note E - Changes in Units Outstanding

Vanguard Wellesley Income Fund
Admiral Class	Admiral Class
Non-Qualified	Non-Qualified
2024	2023
Unit value, beginning of year
$	44.24 $
45.77
Unit value, end of year
$	46.49 $
44.24
Number of units outstanding, beginning of year
29,752.724
30,044.881
Net contract purchase payments
0
0
Withdrawals
(653.825)
(292.157)
Transfers between Account divisions, net
0
0
Number of units outstanding, end of year
29,098.899
29,752.724


Investor Class
Qualified
2024
Vanguard Long-Term Corporate Fund
Investor Class	Admiral Class
Qualified	Non-Qualified
2023	2024
Admiral Class
Non-Qualified
2023
Unit value, beginning of year
$	22.56
$
28.24
$
23.26 $
29.06
Unit value, end of year
$	21.74
$
22.56
$
22.44 $
23.26
Number of units outstanding, beginning of year
0

0

23,142.867
23,142.867
Net contract purchase payments
0

0

0
0
Withdrawals
0

0

0
0
Transfers between Account divisions, net
0

0

0
0
Number of units outstanding, end of year
0

0

23,142.867
23,142.867



7


Federal Life Variable Annuity Account A
Notes to Financial Statements (Continued)
December 31, 2024
Note E - Changes in Units Outstanding (Continued)

Admiral Class
Qualified
2024
Vanguard Windsor Fund
Admiral Class	Admiral Class
Qualified	Non-
Qualified
2023	2024
Admiral Class
Non-Qualified
2023
Unit value, beginning of year
$	155.06 $
141.29 $
108.26 $
98.64
Unit value, end of year
$	169.06 $
155.06 $
118.03 $
108.26
Number of units outstanding, beginning of year
5,868.907
6,004.047
137,179.541
142,564.521
Net contract purchase payments
0
0
87.738
0
Withdrawals
(144.886)
(135.140)
(5,271.634)
(5,384.980)
Transfers between Account divisions, net
0
0
0
0
Number of units outstanding, end of year
5,724.021
5,868.907
131,995.645
137,179.541


Admiral Class
Qualified
2024

Vanguard Wellington Fund
Investor Class	Admiral Class
Qualified	Non-
Qualified
2023	2024
Admiral Class
Non-Qualified
2023
Unit value, beginning of year
$	66.22
$
68.66
$
66.22 $
68.66
Unit value, end of year
$	75.42
$
66.22
$
75.42 $
66.22
Number of units outstanding, beginning of year
2,248.605

2,248.605

109,011.720
109,075.957
Net contract purchase payments
0

0

280.424
0
Withdrawals
0

0

(40.147)
(64.237)
Transfers between Account divisions, net
0

0

0
0
Number of units outstanding, end of year
2,248.605

2,248.605

109,251.997
109,011.720



8


Federal Life Variable Annuity Account A
Notes to Financial Statements (Continued)
December 31, 2024
Note E - Changes in Units Outstanding (Continued)

Admiral Class
Qualified
2024
Vanguard U.S. Growth Fund
Admiral Class	Admiral Class
Qualified	Non-
Qualified
2023	2024
Admiral Class
Non-Qualified
2023
Unit value, beginning of year
$	174.67 $
202.36 $
174.67 $
202.36
Unit value, end of year
$	228.65 $
174.67 $
228.65 $
174.67
Number of units outstanding, beginning of year
460.817
571.711
15,191.177
15,494.045
Net contract purchase payments
0
0
2,198.101
2,949.977
Withdrawals
(62.986)
(110.894)
(262.359)
(724.490)
Transfers between Account divisions, net
0
0
0
(2,528.355)
Number of units outstanding, end of year
397.831
460.817
17,126.919
15,191.177


Investor Class
Qualified
2024
Vanguard Federal Money Market Fund
Investor Class	Investor
Class
Qualified	Non-
Qualified
2023	2024
Investor Class
Non-Qualified
2023
Unit value, beginning of year
$	4.70
$
4.48 $
4.70 $
4.48
Unit value, end of year
$	4.90
$
4.70 $
4.90 $
4.70
Number of units outstanding, beginning of year
54,672.311

8,305.902
154,709.873
154,709.873
Net contract purchase payments
0

54,210.544
0
0
Withdrawals
(2,599.990)

(7,844.135)
0
0
Transfers between Account divisions, net
0

0
0
0
Number of units outstanding, end of year
52,072.321

54,672.311
154,709.873
154,709.873



9


Federal Life Variable Annuity Account A
Notes to Financial Statements (Continued)
December 31, 2024
Note F - Summary of Units Outstanding, Unit Values, Expenses and Total Return* for Each of the Five Years in the Period
Ended December 31
Vanguard Wellesley Income Fund
Admiral Class Non-Qualified
Year
Units

Unit Value
Net Assets
Investment
Income Ratio
Expenses as a % of
Average Assets
Total
Return
2024
29,098.899
$
46.49
$	1,352,779
4.22%
0.85%
4.96%
2023
29,752.724

44.24
1,316,286
3.47%
0.85%
6.13%
2022
30,044.881

41.67
1,251,904
2.77%
0.85%
-8.28%
2021
34,046.005

45.77
1,558,309
3.42%
0.85%
7.46%
2020
37,212.708

42.52
1,582,184
3.04%
0.85%
7.41%

Vanguard Long-Term Corporate Fund
Investor Class Qualified
Year
Units
Unit Value

Net Assets
Investment
Income Ratio
Expenses as a % of
Average Assets
Total
Return
2024
0.000 $
21.74
$
0
0.00%
0.85%
0.00%
2023
0.000
22.56

0
0.00%
0.85%
0.00%
2022
0.000
20.82

0
0.00%
0.85%
0.00%
2021
0.000
28.24

0
0.00%
0.85%
0.00%
2020
0.000
29.18

0
0.00%
0.85%
0.00%

Vanguard Long-Term Corporate Fund
Admiral Class Non-Qualified
Year
Units

Unit Value
Net Assets
Investment
Income Ratio
Expenses as a % of
Average Assets
Total
Return
2024
23,142.867
$
22.44
$	519,376
4.90%
0.85%
-3.51%
2023
23,142.867

23.26
538,242
4.71%
0.85%
8.45%
2022
23,142.867

21.45
496,316
3.77%
0.85%
-26.20%
2021
23,142.867

29.06
672,519
3.14%
0.85%
-3.13%
2020
23,142.867

30.00
694,263
4.44%
0.85%
13.85%



10


Federal Life Variable Annuity Account A
Notes to Financial Statements (Continued)
December 31, 2024
Note F - Summary of Units Outstanding, Unit Values, Expenses and Total Return* for Each of the Five Years in the Period
Ended December 31 (Continued)
Vanguard Windsor Fund
Admiral Class Qualified
Year
Units (1)

Unit Value
Net Assets (1)
Investment
Income Ratio
Expenses as a % of
Average Assets
Total (2)
Return
2024
5,724.021
$
169.06
$	967,704
2.05%
0.85%
5.72%
2023
5,868.907

155.06
910,036
2.80%
0.85%
11.66%
2022
6,004.047

135.95
816,245
1.07%
0.85%
-0.01%
2021
6,042.137

141.29
853,663
3.21%
0.85%
25.71%
2020
9,152.867

111.22
1,018,017
2.97%
0.85%
7.45%

  Vanguard Windsor Fund
Admiral Class Non-Qualified
Year
Units (1)

Unit Value
Net Assets (1)
Investment
Income Ratio
Expenses as a % of
Average Assets
Total (2)
Return
2024
131,995.645
$
118.03
$	15,579,322
3.04%
0.85%
8.90%
2023
137,179.541

108.26
14,850,413
4.28%
0.85%
13.63%
2022
142,564.521

94.91
13,531,194
1.61%
0.85%
-3.63%
2021
158,493.035

98.64
15,633,250
4.84%
0.85%
26.80%
2020
162,212.600

77.65
12,595,930
3.76%
0.85%
5.44%

Vanguard Wellington Fund
Investor Class Qualified
Year
Units

Unit Value
Net Assets
Investment
Income Ratio
Expenses as a % of
Average Assets
Total
Return
2024
2,248.605
$
75.42
$	169,589
2.77%
0.85%
13.90%
2023
2,248.605

66.22
148,896
2.38%
0.85%
13.45%
2022
2,248.605

58.37
131,249
2.02%
0.85%
-14.99%
2021
2,248.609

68.66
154,386
3.23%
0.85%
18.09%
2020
2,248.609

58.14
130,732
2.49%
0.85%
9.75%

(1)	Does not include reserve for payout annuity.
(2)	Does include reseve for payout annuity.
11


Federal Life Variable Annuity Account A
Notes to Financial Statements (Continued)
December 31, 2024
Note F - Summary of Units Outstanding, Unit Values, Expenses and Total Return* for Each of the Five Years in the Period
Ended December 31 (Continued)
Vanguard Wellington Fund
Admiral Class Non-Qualified
Year
Units

Unit Value
Net Assets
Investment
Income Ratio
Expenses as a % of
Average Assets
Total
Return
2024
109,251.997
$
75.42
$	8,239,754
2.77%
0.85%
13.91%
2023
109,011.720

66.22
7,218,424
2.39%
0.85%
13.44%
2022
109,075.957

58.37
6,366,651
2.02%
0.85%
-14.99%
2021
109,106.034

68.66
7,491,080
3.24%
0.85%
18.09%
2020
109,136.851

58.14
6,345,150
2.48%
0.85%
9.77%

Vanguard U.S. Growth Fund
Admiral Class Qualified
Year
Units

Unit Value

Net Assets
Investment
Income Ratio
Expenses as a % of
Average Assets
Total
Return
2024
397.831
$
228.65
$
90,965
0.64%
0.85%
28.41%
2023
460.817

174.67

80,493
0.42%
0.85%
35.38%
2022
571.711

121.23

69,307
0.28%
0.85%
-29.93%
2021
911.988

202.36

184,548
2.13%
0.85%
9.79%
2020
1,189.707

181.48

215,913
0.41%
0.85%
70.18%

Vanguard U.S. Growth Fund
Admiral Class Non-Qualified
Year
Units

Unit Value
Net Assets
Investment
Income Ratio
Expenses as a % of
Average Assets
Total
Return
2024
17,126.919
$
228.65
$	3,916,104
0.65%
0.85%
33.16%
2023
15,191.177

174.67
2,653,505
0.43%
0.85%
48.41%
2022
15,494.045

121.23
1,878,298
0.36%
0.85%
-39.52%
2021
16,005.556

202.36
3,238,854
2.32%
0.85%
11.46%
2020
16,109.370

181.48
2,923,590
0.38%
0.85%
55.30%



12


Federal Life Variable Annuity Account A
Notes to Financial Statements (Continued)
December 31, 2024
Note F - Summary of Units Outstanding, Unit Values, Expenses and Total Return* for Each of the Five Years in the Period
Ended December 31 (Continued)
Vanguard Federal Money Market Fund
Investor Class Qualified
Year
Units

Unit Value
Net Assets
Investment
Income Ratio
 Expenses as a %
of Average Assets
Total
Return
2024
52,072.321
$
4.90
$	255,202
5.20%
0.85%
4.34%
2023
54,672.311

4.70
256,728
4.21%
0.85%
13.69%
2022
8,305.902

4.51
37,436
1.50%
0.85%
0.63%
2021
8,864.552

4.48
39,687
0.01%
0.85%
-0.66%
2020
8,848.474

4.51
39,949
0.11%
0.85%
-1.47%

Vanguard Federal Money Market Fund
Investor Class Non-Qualified
Year
Units

Unit Value
Net Assets
Investment
Income Ratio
 Expenses as a %
of Average Assets
Total
Return
2024
154,709.873
$
4.90
$	758,220
5.16%
0.85%
4.37%
2023
154,709.873

4.70
726,479
5.03%
0.85%
4.18%
2022
154,709.873

4.51
697,298
1.55%
0.85%
0.62%
2021
174,110.355

4.48
779,501
0.01%
0.85%
-0.80%
2020
184,544.264

4.51
833,184
0.46%
0.85%
-0.39%

The expense ratio considers only the expense borne directly by the separate* account and excludes expenses incurred directly by the underlying funds or charged through the redemption of units.


13


Federal Life Variable Annuity Account A
Notes to Financial Statements (Continued)
December 31, 2024
Note G - Fair Value Measurements
GAAP defines fair value as the price that would be received to sell an asset* or paid to transfer a liability in an orderly transaction between market participants in the principal market or, in the absence of a principal* market, the most advantageous market accessible to the reporting entity at the measurement date. Under GAAP, the principal market is* the market in which the reporting entity would sell the asset or transfer the liability with the greatest volume and level of* activity. The most advantageous market, which may be a hypothetical market, is the market in which the reporting entity would sell the asset or* transfer the liability with the price that maximizes the amount that would be received for the asset or minimizes the amount that would be* paid to transfer the liability, considering transaction costs in the respective market.
GAAP describes three approaches to measuring fair value: the market approach,* the income approach and the cost approach. Each approach includes multiple valuation techniques. The standard does not* prescribe which valuation technique should be used when measuring fair value, but does establish a fair value hierarchy that* prioritizes the inputs used in applying the various techniques based on the degree to which such inputs are observable to market participants. Inputs* broadly refer to the assumptions that market participants use to make pricing decisions, including assumptions about risk.
The Account's investments are classified in one of the following three* categories based upon the inputs used to determine their respective fair values:
Level 1 - Quoted prices (unadjusted) for identical assets or liabilities* in active markets as of the reporting date. Active markets are those in which transactions for the asset or liability occur in sufficient frequency* and volume to provide pricing information on an ongoing basis.
Level 2 - Observable market-based inputs or unobservable inputs that are* corroborated by market data. These inputs may include quoted prices in a market that is not active.
Level 3 - Unobservable inputs that cannot be corroborated by market data.* These inputs reflect management's best estimate of fair value using its own assumptions about the assumptions a market participant would* use in pricing the asset or liability.
When the inputs used to value an investment fall into more than one level,* the investment is classified in its entirety based on the lowest level input that is significant to that investment's fair value measurement.* Management's assessment of the significance of a particular input to the fair value measurement requires judgment and is dependent on* factors specific to the investment.
The Account invests in shares of open-end mutual funds which calculate a* daily NAV based on the value of the underlying securities in their portfolios. As a result, and as required by law, shares of open-ended* mutual funds are purchased and redeemed at their quoted daily
NAV as reported by Vanguard at the close of each business day.


14


Federal Life Variable Annuity Account A
Notes to Financial Statements (Continued)
December 31, 2024
Note G - Fair Value Measurements (Continued)
The following table presents information about the Account's assets measured* at fair value on a recurring basis as of December 31, 2024 and indicates the fair value hierarchy of the valuation techniques utilized by* the Account to determine such fair value:

Level 1
Fair Value Measurements
Level 2	Level 3
Total
Vanguard Wellesley Income Fund Admiral Class Non-Qualified
$	1,357,707
$	0
$	0
$	1,357,707
Vanguard Long-Term Corporate Fund Investor Class Qualified
47
0
0
47
Vanguard Long-Term Corporate Fund Admiral Class Non-Qualified
517,301
0
0
517,301
Vanguard Windsor Fund Admiral Class Qualified
1,029,482
0
0
1,029,482
Vanguard Windsor Fund Admiral Class Non-Qualified
15,635,737
0
0
15,635,737
Vanguard Wellington Fund Investor Class Qualified
170,313
0
0
170,313
Vanguard Wellington Fund Admiral Class Non-Qualified
8,295,977
0
0
8,295,977
Vanguard U.S. Growth Fund Admiral Class Qualified
99,869
0
0
99,869
Vanguard U.S. Growth Fund Admiral Class Non-Qualified
3,894,328
0
0
3,894,328
Vanguard Federal Money Market Fund Investor Class Qualified
255,833
0
0
255,833
Vanguard Federal Money Market Fund Investor Class Non-Qualified
768,141
0
0
768,141
Total Investments
$	32,024,735
$	0
$	0
$	32,024,735

Where quoted market prices are available in an active market, securities are* classified within Level 1 of the valuation hierarchy.


15



REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Contract Owners and the Board of Directors of Federal Life Variable Annuity Account A
Federal Life Insurance Company
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of* Federal Life Variable Annuity
Account A (the Account) (comprising, respectively, Vanguard Wellesley*
Income Fund, Vanguard Long-Term
Corporate Fund, Vanguard Windsor Fund, Vanguard Wellington Fund, Vanguard* U.S. Growth Fund and
Vanguard Federal Money Market Fund) as of December 31, 2024, the related* statements of operations and changes in net assets for the years ended December 31, 2024 and 2023, and the* related notes, (collectively referred to as the "financial statements"). In our opinion, the financial* statements present fairly, in all material respects, the financial position of each of the respective* subaccounts of the Account as of December 31, 2024, and the results of its operations and changes in* their net assets and the financial highlights for the years then ended, in conformity with accounting* principles generally accepted in the
United States of America.
Basis for Opinion
These financial statements are the responsibility of the Account's* management. Our responsibility is to express an opinion on the Account's financial statements based on our audits.* We are a public accounting firm registered with the Public Company Accounting Oversight Board*
(United States) ("PCAOB") and are
required to be independent with respect to the Account in accordance with the* U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange* Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those* standards require that we plan and perform the audit to obtain reasonable assurance about whether the* financial statements are free of material misstatement, whether due to error or fraud. The Account is not* required to have, nor were we engaged to perform, an audit of its internal control over financial* reporting. As part of our audits we are required to obtain an understanding of internal control over financial* reporting but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control* over financial reporting.
Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material* misstatement of the financial statements, whether due to error or fraud, and performing procedures that* respond to those risks. Such procedures included examining, on a test basis, evidence regarding the* amounts and disclosures in the financial statements. Our audits also included evaluating the accounting* principles used and significant estimates made by management, as well as evaluating the overall presentation* of the financial statements. We believe that our audits provide a reasonable basis for our* opinion.

We have served as the Company's auditor since 2019.
Minneapolis, Minnesota
February 27, 2025
Baker Tilly Advisory Group, LP and Baker Tilly US, LLP, trading as Baker* Tilly, are members of the global network of Baker Tilly
International Ltd., the members of which are separate and independent legal* entities. Baker Tilly US, LLP is a licensed CPA firm that provides assurance services to its clients. Baker Tilly Advisory Group, LP* and its subsidiary entities provide tax and consulting services to their clients and are not licensed CPA firms.



Report of Independent Registered Public Accounting Firm
To the Contact Owners and the Board of Directors of Federal Life Variable Annuity Account A
Federal Life Insurance Company
In planning and performing our audit of the financial statements of Federal* Life Variable Annuity Account A
(the Account) (comprising, respectively, Vanguard Wellesley Income Fund,* Vanguard Long-Term Corporate
Fund, Vanguard Windsor Fund, Vanguard Wellington Fund, Vanguard U.S Growth* Fund and Vanguard
Federal Money Market Fund) as of and for the year ended December 31, 2024,* in accordance with the standards of the Public Company Accounting Oversight Board (United States)* (PCAOB), we considered the
Account's internal control over financial reporting, including controls over* safeguarding securities, as a basis for designing our auditing procedures for the purpose of expressing our* opinion on the financial statements and to comply with the requirements of Form N-CEN, but not for the purpose* of expressing an opinion on the effectiveness of the Account's internal control over financial reporting.* Accordingly, we express no such opinion.
The management of the Account is responsible for establishing and maintaining* effective internal control over financial reporting. In fulfilling this responsibility, estimates and* judgments by management are required to assess the expected benefits and related costs of controls. A company's* internal control over financial reporting is a process designed to provide reasonable assurance regarding the* reliability of financial reporting and the preparation of financial statements for external purposes in* accordance with generally accepted accounting principles (GAAP). A company's internal control over* financial reporting includes those policies and procedures that (1) pertain to the maintenance of records that, in* reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the company; (2)* provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial* statements in accordance with
GAAP, and that receipts and expenditures of the company are being made only* in accordance with authorizations of management and directors of the company; and (3) provide* reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use or* disposition of a company's assets that could have a material effect on the financial statements.
Because of its inherent limitations, internal control over financial* reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future* periods are subject to the risk that controls may become inadequate because of changes in conditions, or* that the degree of compliance with the policies or procedures may deteriorate.
A deficiency in internal control over financial reporting exists when the* design or operation of a control does not allow management or employees, in the normal course of performing their* assigned functions, to prevent or detect misstatements on a timely basis. A material weakness is a* deficiency, or combination of deficiencies, in internal control over financial reporting, such that there* is a reasonable possibility that a material misstatement of the Account's annual or interim financial statements* will not be prevented or detected on a timely basis.
Baker Tilly Advisory Group, LP and Baker Tilly US, LLP, trading as Baker* Tilly, are members of the global network of Baker Tilly
International Ltd., the members of which are separate and independent legal* entities. Baker Tilly US, LLP is a licensed CPA firm that provides assurance services to its clients. Baker Tilly Advisory Group, LP* and its subsidiary entities provide tax and consulting services to their clients and are not licensed CPA firms.


Our consideration of the Account's internal control over financial reporting* was for the limited purpose described in the first paragraph and would not necessarily disclose all* deficiencies in internal control that might be material weaknesses under standards established by the PCAOB.* However, we noted no deficiencies in the Account's internal control over financial reporting* and its operation, including controls over safeguarding securities, that we consider to be a material weakness as* defined above as of December 31, 2024.
This report is intended solely for the information and use of management* and the Board of Directors of Federal Life Variable Annuity Account A and the Securities and Exchange* Commission and is not intended to be and should not be used by anyone other than these specified parties.

Minneapolis, Minnesota
February 27, 2025